Preferred and Common Stock - Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation
Stock based compensation	$ 1,076	$ 57	$ 864
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Share Based Compensation
Stock based compensation - restricted shares issued	129,269
Vesting period	4 years
Share-based awards, Weighted average grant date fair value	$ 5.36
Stock based compensation	$ 12	$ 0	0
Unrecognized cost of unvested share-based awards	$ 681
Unrecognized cost of unvested share-based awards, weighted average period of recognition	4 years
Restricted shares non-vested	129,269
Share-based awards, Total fair value on grant date	$ 693
Restricted Stock | Directors and/or officers | Share-based awards, 2017
Share Based Compensation
Stock based compensation - restricted shares issued		118,328
Vesting period	4 years
Share-based awards, Weighted average grant date fair value		$ 17.7
Stock based compensation	$ 1,064	$ 57	0
Unrecognized cost of unvested share-based awards	$ 974
Unrecognized cost of unvested share-based awards, weighted average period of recognition	3 years
Restricted shares non-vested	88,743
Share-based awards, Total fair value on grant date		2,094
Employee Stock Option
Share Based Compensation
Stock based compensation	$ 0	$ 0	$ 864
Stock options outstanding	100,000
Stock options - exercises in period	0
Stock options forfeited	0
Stock options expired	0
Stock options weighted average period of recognition	4 years 9 months 18 days